Business Combinations - Summary of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - USD ($)	Oct. 31, 2017	Jun. 12, 2017
Fashion Concierge UK Limited
Purchase consideration
Ordinary shares issued	$ 2,183,000
Total purchase consideration	$ 2,183,000
Style.com
Purchase consideration
Ordinary shares issued		$ 12,411,000
Total purchase consideration		$ 12,411,000